Income Taxes (Current and Deferred) - Schedule of Temporary Differences in Deferred Tax Assets and Deferred Tax Liabilities (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	€ 993
Deferred tax liabilities, beginning balance	(265)
Total net deferred tax assets (liabilities), beginning balance	728
Deferred tax assets (liabilities), Recognized in profit or loss	196
Deferred tax assets (liabilities), Recognized in equity	(10)
Deferred tax assets, ending balance	1,136
Deferred tax liabilities, ending balance	(192)
Total net deferred tax assets (liabilities), ending balance	944
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax assets (liabilities), beginning balance	38
IFRS 15 adjustments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax assets (liabilities), beginning balance	(8)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(701)
Deferred tax assets (liabilities), Recognized in profit or loss	38
Deferred tax assets (liabilities), Recognized in equity	4
Deferred tax assets (liabilities), Change in scope of consolidation and other changes	8
Deferred tax liabilities, ending balance	(648)
Deferred tax liabilities [member] | Business combinations-for step-up of net assets in excess of tax basis [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(131)
Deferred tax assets (liabilities), Recognized in profit or loss	4
Deferred tax assets (liabilities), Change in scope of consolidation and other changes	13
Deferred tax liabilities, ending balance	(114)
Deferred tax liabilities [member] | Deferred gains [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(2)
Deferred tax assets (liabilities), Recognized in equity	2
Deferred tax liabilities [member] | Accelerated depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(14)
Deferred tax liabilities, ending balance	(14)
Deferred tax liabilities [member] | Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(132)
Deferred tax assets (liabilities), Recognized in profit or loss	35
Deferred tax assets (liabilities), Change in scope of consolidation and other changes	(5)
Deferred tax liabilities, ending balance	(99)
Deferred tax liabilities [member] | Derivatives [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(422)
Deferred tax assets (liabilities), Recognized in profit or loss	(1)
Deferred tax assets (liabilities), Recognized in equity	2
Deferred tax liabilities, ending balance	(421)
Deferred tax liabilities [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	11
Deferred tax liabilities [member] | Increase (decrease) due to application of IFRS 9 [member] | Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	11
Deferred tax liabilities [member] | IFRS 15 adjustments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(8)
Deferred tax liabilities [member] | IFRS 15 adjustments [member] | Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(8)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	1,429
Deferred tax assets (liabilities), Recognized in profit or loss	158
Deferred tax assets (liabilities), Recognized in equity	(14)
Deferred tax assets (liabilities), Change in scope of consolidation and other changes	(8)
Deferred tax assets, ending balance	1,592
Deferred tax assets [member] | Provision for bad debts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	142
Deferred tax assets (liabilities), Recognized in profit or loss	11
Deferred tax assets (liabilities), Change in scope of consolidation and other changes	6
Deferred tax assets, ending balance	186
Deferred tax assets [member] | Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	452
Deferred tax assets (liabilities), Recognized in profit or loss	(12)
Deferred tax assets (liabilities), Change in scope of consolidation and other changes	(8)
Deferred tax assets, ending balance	432
Deferred tax assets [member] | Tax loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	32
Deferred tax assets (liabilities), Recognized in profit or loss	181
Deferred tax assets (liabilities), Change in scope of consolidation and other changes	(8)
Deferred tax assets, ending balance	205
Deferred tax assets [member] | Taxed depreciation and amortization [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	106
Deferred tax assets (liabilities), Recognized in profit or loss	8
Deferred tax assets, ending balance	114
Deferred tax assets [member] | Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	108
Deferred tax assets (liabilities), Recognized in profit or loss	(23)
Deferred tax assets (liabilities), Recognized in equity	(5)
Deferred tax assets (liabilities), Change in scope of consolidation and other changes	2
Deferred tax assets, ending balance	82
Deferred tax assets [member] | Derivatives [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	589
Deferred tax assets (liabilities), Recognized in profit or loss	(7)
Deferred tax assets (liabilities), Recognized in equity	(9)
Deferred tax assets, ending balance	573
Deferred tax assets [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	27
Deferred tax assets [member] | Increase (decrease) due to application of IFRS 9 [member] | Provision for bad debts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	€ 27